Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Amortization of intangible assets	$ 8.0	$ 8.8	$ 24.2	$ 26.1
Stratasys-Objet reporting unit [Member]
Expected cash flow period			5 years
Growth rate (as a percent)			3.10%
Discount rate (as a percent)			14.00%
Percentage of carrying amount exceeds	7.00%		7.00%
Allocated goodwill	$ 387.0		$ 387.0
Hypothetical decrease in the growth rate of 1%	48.0		48.0
Hypothetical increase in the growth rate of 1%	$ 88.0		$ 88.0